SUBSEQUENT EVENT	6 Months Ended	12 Months Ended
	Sep. 30, 2012	Mar. 31, 2012
Subsequent Events [Abstract]
Subsequent Events [Text Block]

8. SUBSEQUENT EVENT

On October 29, 2012, we entered into a Securities Purchase Agreement (the “Securities Purchase Agreement”) with two investors providing for the issuance and sale of an aggregate of $500,000 in convertible debentures and warrants to purchase 1,000,000 shares of our common stock, for proceeds to us of $500,000. The financing closed on November 1, 2012. After deducting for fees and expenses, the aggregate net proceeds from the sale of the debentures and warrants are expected to be approximately $445,000.

The debentures are non-interest bearing and mature on November 1, 2014. The debentures are convertible at the purchaser’s option into shares of the Company’s common stock (the “Conversion Shares”) at an initial conversion price of $0.50 per share, subject to adjustment for stock dividends and splits, subsequent rights offerings and pro rata distributions to the Company’s common stockholders. Upon the earlier of the effectiveness of a registration statement registering the Conversion Shares and Warrant Shares or the date the Conversion Shares and Warrant Shares may be sold pursuant to Rule 144 under the Securities Act of 1933 (the “Securities Act”) without volume or manner-of-sale restrictions (such earlier date, the “Trigger Date”), the conversion price of the debentures shall be reduced to the lesser of (i) the then conversion price or (ii) 90% of the average of the volume weighted average price of the Company’s common stock for the five trading days immediately prior to the Trigger Date, provided that the conversion price shall not be reduced to less than $0.35 per share (such adjusted conversion price, the “Reset Conversion Price”). The Company may force conversion of the debentures into Conversion Shares if, at any time following the Trigger Date, the volume weighted average price of the Company’s common stock for each of any five consecutive trading days exceeds 120% of the Reset Conversion Price. The debentures provide for certain restrictive covenants and events of default which, if any of them occurs, would permit or require the principal amount of the debentures to become or to be declared due and payable.

Each of the purchasers was issued a warrant to purchase up to a number of shares of the Company’s common stock equal to 100% of the Conversion Shares initially issuable to such purchaser pursuant to the Securities Purchase Agreement (the “Warrant Shares”). The warrants will have an initial exercise price of $0.70 per share, are exercisable immediately upon issuance and have a term of exercise equal to five years. Effective upon the Trigger Date, the exercise price of the each warrant shall be reduced to the lesser of (i) the then exercise price or (ii) 110% of the Reset Conversion Price. The warrants are subject to adjustment for subsequent equity sales by the Company, as well as for stock dividends and splits, subsequent rights offerings and pro rata distributions to the Company’s common stockholders.

As a condition of the closing of the financing, the Company entered into a Registration Rights Agreement with the purchasers (the “Registration Rights Agreement”) pursuant to which the Company is obligated to file with the Securities and Exchange Commission one or more registration statements relating to the resale of Conversion Shares and Warrant Shares.

Dawson James Securities, Inc. (“Dawson”) acted as placement agent for the Financing. Pursuant to the terms of a Placement Agent Agreement entered into by the Company and Dawson on October 29, 2012, the Company agreed (a) to pay to Dawson placement agent fees equal to 8% of the aggregate purchase price paid by each purchaser, (b) to issue to Dawson warrants to purchase 8% of the aggregate number of Conversion Shares issued in the financing, and (c) to reimburse Dawson for certain expenses. The warrants issued to Dawson have the same terms as the warrant shares issued above.

Each of the warrants includes an anti-dilution provision that allows for the automatic reset of the exercise price upon any future sale of the Company’s common stock, warrants, options, convertible debt or any other equity-linked securities at an issuance, exercise or conversion price below the current exercise price of the warrants issued with the convertible debentures. The Company considered the current FASB guidance of “Determining Whether an Instrument Indexed to an Entity’s Own Stock” and determined that exercise price of the warrants are not a fixed amount because they are subject to fluctuation based on the occurrence of future offerings or events. As a result, the Company determined that the warrants are not considered indexed to the Company’s own stock and will characterize the initial fair value of these warrants as derivative liabilities upon issuance. The Company determined the aggregate initial fair value of the warrants issued to investors and placement agent to be approximately $500,000. These amounts were determined by management using a using a probability weighted average Black-Scholes Merton option pricing model. The Company will record a valuation discount of the same amount upon issuance of the notes and warrants and will amortize the valuation discount to interest expense over the life of the notes.

9. SUBSEQUENT EVENTS

On April 23, 2012, the Company entered into a lease agreement (the “Carlson Lease”) with One World Ranches, pursuant to which the Company has agreed to lease from One World Ranches certain office and laboratory space located at 5225 Carlson Road, Yuba City, California 95993.  The Carlson Lease begins on May 1, 2012 and expires on May 1, 2017 and the Company’s rent payments thereunder are $2,300 per month.  The Carlson Lease supersedes and replaces the commercial lease agreement previously entered by the Company for certain office and laboratory space at the same location. Also see Note 9 - Related Party Transactions.

On April 23, 2012, the Company entered into a lease agreement (the “Sutter Lease”) with Sutter Buttes LLC (“Sutter Buttes”), pursuant to which the Company has agreed to lease from Sutter Buttes approximately 1,000 acres of land in Sutter County, California on which the Company intends to cultivate and harvest the stevia plant.  The Sutter Lease begins on May 1, 2012 and expires on May 1, 2014 and the Company has paid the aggregate amount of all rent payments thereunder, totaling $250,000. One World Ranches and Sutter Buttes, the landlords under the Carlson Lease and the Sutter Lease, respectively, are each jointly-owned  by Dr. Avtar Dhillon, the Chairman of the Board of Directors of the Company, and his wife, Diljit Bains.

On May 24, 2012, the Company entered into note exchange agreements (each, a “Note Exchange Agreement”) with two holders of the Company’s outstanding promissory notes.  Such holders collectively hold eleven separate promissory notes for an aggregate principal amount of $196,800 that were issued by the Company on dates ranging from December 23, 2008 to October 26, 2011 and bear interest at a rate of 6.0% per annum.

Pursuant to the Note Exchange Agreements, at the closing on May 25, 2012 thereunder all principal and accrued but unpaid interest under each holder’s outstanding promissory notes, totaling approximately $214,008 was canceled in exchange for shares of the Company’s common stock issued at a conversion rate of $1.00 per share.

On May 22, 2012, the Company received an advance payment of $850,000 from the investor under the subscription agreement entered into on February 7, 2012 (the “Subscription Agreement”), which represents all remaining amounts owed by the investor under the Subscription Agreement.

Pursuant to the terms of the Subscription Agreement, the investor thereunder agreed to purchase from the Company an aggregate of 625,000 shares of common stock and convertible debentures with an aggregate principal amount of $625,000 in five tranches over a twelve month period beginning on March 1, 2012.  Prior to the Company’s receipt of the investor’s advance payment of $850,000, the investor had purchased common stock and convertible debentures under the Subscription Agreement for total proceeds to the Company of $400,000.  In connection with the investor’s advance payment, the Company has issued to the investor 425,000 shares of common stock and convertible debentures with the following principal amounts and exercise prices:  (i) a $50,000 debenture convertible into shares of common stock at a conversion price of $0.80; (ii) a $125,000 debenture convertible into shares of common stock at a conversion price of $0.95; (iii) a $125,000 debenture convertible into shares of common stock at a conversion price of $1.10; and (iv) a $125,000 debenture convertible into shares of common stock at a conversion price of $1.25; with the aggregate principal amount of all such convertible debentures totaling $425,000.